SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF CONTINGENTLY REDEEMABLE CLASS A COMMON STOCK

As of December 31, 2022 and December 31, 2021, the Class A Common Stock reflected on the consolidated balance sheets are reconciled in the following table:

Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(9,427,125)
Class A common stock issuance costs	(5,663,197)
Plus:
Remeasurement of carrying value to redemption value	16,815,322
Redeemable Class A Common Stock as of December 31, 2021	116,725,000
Plus:
Remeasurement of carrying value to redemption value	3,416,615
Redeemable Class A Common Stock as of December 31, 2022	$120,141,615

SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table reflects the calculation of basic and diluted net income per share (in dollars, except per share amounts):

	For the year ended December 31, 2022		For the Period from February 12, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Net income	$2,207,686	$525,287	$3,224,096	$1,361,451
Denominator:
Basic and diluted weighted average shares outstanding	12,083,113	2,875,000	5,223,819	2,205,882
Basic and diluted net income per share	$0.18	$0.18	$0.62	$0.62